Income Taxes (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Accumulated non-capital losses	$ 54,073	$ 51,335	$ 79,718
Unused tax losses for which no deferred tax asset recognised	$ 111	$ 247	$ 1,312